SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2025
SHARE-BASED COMPENSATION
Summary of company's stock option activity and outstanding options

The following table summarizes the Company’s stock option activity as of and for the three months ended June 30, 2025:

Number
of Shares
Outstanding - April 1, 2025	—
Granted	872,500
Exercised	—
Forfeited and Expired	—
Outstanding - June 30, 2025	872,500
Exercisable	377,778
Exercisable and expected to vest June 30, 2025	377,778

The following table summarizes information about the outstanding options as of June 30, 2025:

		Outstanding			Exercisable
		Weighted-	Weighted-		Weighted-
		Average	Average		Average
	Number of	Exercise	Remaining	Number of	Exercise
Exercise Price	Shares	Price	Life (Years)	Shares	Price
$2.04	872,500	$2.04	10	377,778	$2.04

Summary of restricted stock and stock units

	Restricted Stock Awards		Restricted Stock Units
		Weighted-		Weighted-
		Average		Average
	Number of	Grant Date	Number of	Grant Date
	Shares	Fair Value	Units	Fair Value
Outstanding - April 1, 2025	—	—	—	—
Granted	107,893	$2.04	500,000	$2.04
Vested	107,893	$2.04	—	$—
Forfeited	—		—	$—
Outstanding - June 30, 2025	107,893	$2.04	500,000	$2.04
Expected to vest - June 30, 2025	107,893	$2.04	—	$—